Consolidated Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2013	May 31, 2013	May 31, 2012
Series B Convertible preferred stock, par value
Series B Convertible preferred stock, shares authorized		5,000,000
Series B Convertible preferred stock, shares issued	95,100	95,100	98,900
Series B Convertible preferred stock, shares outstanding	95,100	95,100	98,900
Common stock, par value
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	55,336,021	30,798,150	28,636,530
Common stock, shares issued	55,536,021	30,998,150	28,836,530
Treasury stock, shares	200,000	200,000	200,000
Series B Convertible Preferred Stock
Series B Convertible preferred stock, shares authorized	400,000	400,000	400,000